FAIR VALUE MEASUREMENTS (Details 2) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015 loan	Mar. 31, 2014 loan	Dec. 31, 2011
Impaired Loans
Valuation allowance of impaired loans	$ 998,000	$ 712,000	$ 1,458,000	$ 799,000
Other real estate owned, net:
Outstanding balance of other real estate owned	4,603,587	3,378,958	4,168,356	4,219,000	3,256,000
Valuation allowance of other real estate owned	1,582,868	1,524,308	1,668,202	1,583,000	1,511,000	1,331,420
Write downs of other real estate owned	(144,100)	(63,302)	(990,570)
Loan servicing rights
Mortgage servicing rights	1,208,727	1,343,887		1,227,000
Non-recurring
Impaired Loans
Impaired loans, at fair value	4,200,000	1,900,000		224,000
Valuation allowance of impaired loans	587,000	284,000		156,000
Number of impaired loans	3			1	0
Impaired loans, additional provision for loan losses	427,000	253,000		282,000
Increase (decrease) in allowance for specific impaired loans	(287,000)			(199,000)	134,000
Other real estate owned, net:
Other real estate owned	1,700,000	1,400,000		1,700,000
Outstanding balance of other real estate owned	3,300,000	2,900,000		3,300,000
Valuation allowance of other real estate owned	1,600,000	1,500,000		1,600,000
Write downs of other real estate owned	144,000	63,000		26,000	0
Loan servicing rights
Mortgage servicing rights	516,000	201,000		282,000
Outstanding balance of loan servicing rights	595,000	260,000		347,000
Valuation allowance of loan servicing rights	79,000	51,000		65,000
Write-downs of loan servicing rights	20,000	155,000		14,000	5,000
Non-recurring | Carrying Value
Loan servicing rights
Mortgage servicing rights	516,000	201,000		282,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Loan servicing rights
Mortgage servicing rights	516,000	201,000		282,000
Non-recurring | Multi-family residential | Carrying Value
Impaired Loans
Impaired loans, at fair value	169,000	199,000
Non-recurring | Multi-family residential | Significant Unobservable Inputs (Level 3)
Impaired Loans
Impaired loans, at fair value	169,000	199,000
Non-recurring | Non-farm & non-residential | Carrying Value
Impaired Loans
Impaired loans, at fair value	366,000	36,000		224,000
Non-recurring | Non-farm & non-residential | Significant Unobservable Inputs (Level 3)
Impaired Loans
Impaired loans, at fair value	366,000	36,000		224,000
Non-recurring | Agricultural | Carrying Value
Impaired Loans
Impaired loans, at fair value	3,729,000	275,000
Non-recurring | Agricultural | Significant Unobservable Inputs (Level 3)
Impaired Loans
Impaired loans, at fair value	3,729,000	275,000
Non-recurring | Residential | Carrying Value
Other real estate owned, net:
Other real estate owned	1,670,000	1,361,000		1,670,000
Non-recurring | Residential | Significant Unobservable Inputs (Level 3)
Other real estate owned, net:
Other real estate owned	$ 1,670,000	$ 1,361,000		$ 1,670,000